Schedule of Investments(a)
November 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.86%
Aerospace & Defense–2.12%
Axon Enterprise, Inc.(b)	141,139	$76,234,819
BAE Systems PLC (United Kingdom)	6,808,036	148,268,983
Howmet Aerospace, Inc.	759,594	155,405,337
		379,909,139
Application Software–3.41%
AppLovin Corp., Class A(b)	884,658	530,334,778
Palantir Technologies, Inc., Class A(b)	484,979	81,694,712
		612,029,490
Automobile Manufacturers–2.90%
Tesla, Inc.(b)	1,207,437	519,403,174
Automotive Retail–0.51%
Carvana Co.(b)(c)	244,480	91,557,760
Biotechnology–2.76%
Alnylam Pharmaceuticals, Inc.(b)	641,201	289,329,127
argenx SE, ADR (Netherlands)(b)	225,733	205,863,982
		495,193,109
Broadline Retail–6.83%
Amazon.com, Inc.(b)	5,251,247	1,224,695,825
Building Products–1.59%
Johnson Controls International PLC	2,447,384	284,655,233
Casinos & Gaming–0.65%
DraftKings, Inc., Class A(b)(c)	1,468,466	48,694,332
Flutter Entertainment PLC (United Kingdom)(b)	322,902	67,425,167
		116,119,499
Communications Equipment–2.27%
Arista Networks, Inc.(b)	3,118,328	407,503,103
Construction Machinery & Heavy Transportation Equipment– 0.93%
Caterpillar, Inc.	290,386	167,192,643
Construction Materials–0.29%
Martin Marietta Materials, Inc.	84,497	52,661,910
Electrical Components & Equipment–1.76%
Eaton Corp. PLC	311,832	107,859,571
Vertiv Holdings Co., Class A	1,159,995	208,485,901
		316,345,472
Financial Exchanges & Data–1.23%
Coinbase Global, Inc., Class A(b)	811,952	221,516,745
Food Distributors–0.42%
US Foods Holding Corp.(b)	955,239	75,148,652
Health Care Distributors–0.54%
McKesson Corp.	109,869	96,807,773
Health Care Equipment–2.20%
Boston Scientific Corp.(b)	1,176,325	119,491,094
Shares		Value
Health Care Equipment–(continued)
Intuitive Surgical, Inc.(b)	479,925	$275,227,389
		394,718,483
Heavy Electrical Equipment–0.64%
GE Vernova, Inc.	190,174	114,060,660
Hotels, Resorts & Cruise Lines–1.59%
Booking Holdings, Inc.	57,938	284,747,309
Independent Power Producers & Energy Traders–1.12%
Vistra Corp.	1,125,132	201,241,110
Industrial Machinery & Supplies & Components–0.81%
Parker-Hannifin Corp.	168,721	145,386,886
Integrated Oil & Gas–0.76%
Suncor Energy, Inc. (Canada)	3,050,715	136,611,018
Interactive Home Entertainment–0.41%
Take-Two Interactive Software, Inc.(b)	301,752	74,252,115
Interactive Media & Services–11.78%
Alphabet, Inc., Class A	3,983,011	1,275,280,462
Meta Platforms, Inc., Class A	1,132,175	733,592,791
Reddit, Inc., Class A(b)	482,181	104,377,721
		2,113,250,974
Internet Services & Infrastructure–4.84%
Cloudflare, Inc., Class A(b)	1,298,307	259,934,044
CoreWeave, Inc., Class A(b)(c)	1,177,721	86,114,960
Shopify, Inc., Class A (Canada)(b)	1,257,273	199,453,789
Snowflake, Inc., Class A(b)	1,284,654	322,756,471
		868,259,264
Investment Banking & Brokerage–3.27%
Goldman Sachs Group, Inc. (The)	301,366	248,940,370
Interactive Brokers Group, Inc., Class A	1,598,035	103,904,236
Robinhood Markets, Inc., Class A(b)	1,817,428	233,521,324
		586,365,930
Life Sciences Tools & Services–0.26%
Danaher Corp.	208,085	47,189,516
Movies & Entertainment–2.68%
Netflix, Inc.(b)	3,358,502	361,307,645
Spotify Technology S.A. (Sweden)(b)	199,781	119,642,848
		480,950,493
Real Estate Services–0.79%
CBRE Group, Inc., Class A(b)	871,462	141,028,695
Semiconductor Materials & Equipment–1.39%
Lam Research Corp.	1,597,275	249,174,900
Semiconductors–22.06%
Advanced Micro Devices, Inc.(b)	569,705	123,927,928
Broadcom, Inc.	2,871,031	1,156,910,651
Monolithic Power Systems, Inc.	232,164	215,487,660
NVIDIA Corp.	11,907,808	2,107,682,016
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Shares		Value
Semiconductors–(continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	1,209,110	$352,467,656
		3,956,475,911
Systems Software–8.75%
Microsoft Corp.	3,190,482	1,569,749,049
Technology Hardware, Storage & Peripherals–5.42%
Apple, Inc.	3,483,334	971,327,686
Tobacco–0.89%
Philip Morris International, Inc.	1,018,713	160,426,923
Trading Companies & Distributors–0.40%
United Rentals, Inc.	87,466	71,300,534
Transaction & Payment Processing Services–1.59%
Affirm Holdings, Inc.(b)	1,273,364	90,345,176
Visa, Inc., Class A	582,314	194,749,094
		285,094,270
Total Common Stocks & Other Equity Interests (Cost $8,220,741,350)		17,912,351,253
Money Market Funds–0.15%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e)	9,583,220	9,583,220
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.85%(d)(e)	17,791,482	$17,791,482
Total Money Market Funds (Cost $27,374,702)		27,374,702
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $8,248,116,052)		17,939,725,955
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.74%
Invesco Private Government Fund, 4.00%(d)(e)(f)	37,734,959	37,734,959
Invesco Private Prime Fund, 4.12%(d)(e)(f)	95,447,212	95,475,846
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $133,210,805)		133,210,805
TOTAL INVESTMENTS IN SECURITIES–100.75% (Cost $8,381,326,857)		18,072,936,760
OTHER ASSETS LESS LIABILITIES—(0.75)%		(135,200,179)
NET ASSETS–100.00%		$17,937,736,581
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,154,748	$194,179,214	$(200,750,742)	$-	$-	$9,583,220	$195,879
Invesco Treasury Portfolio, Institutional Class	29,992,556	360,618,541	(372,819,615)	-	-	17,791,482	357,924
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,805,882	400,335,188	(372,406,111)	-	-	37,734,959	346,868*
Invesco Private Prime Fund	25,385,918	937,223,026	(867,129,332)	(1,126)	(2,640)	95,475,846	954,960*
Total	$81,339,104	$1,892,355,969	$(1,813,105,800)	$(1,126)	$(2,640)	$160,585,507	$1,855,631

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$17,764,082,270	$148,268,983	$—	$17,912,351,253
Money Market Funds	27,374,702	133,210,805	—	160,585,507
Total Investments	$17,791,456,972	$281,479,788	$—	$18,072,936,760
Invesco American Franchise Fund